Net (Loss) Income Per Share - Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Net income	$ (3,009)	$ 859	$ (5,754)	$ 3,063	$ (9,257)	$ (12,291)	$ (7,904)	$ (18,485)	$ (24,522)	$ (56,466)
Less: Net income attributable to participating securities				(348)
Net income attributable to shares of common stock				2,715
Less: Dividends declared or accumulated
Undistributed net income attributable to shares of common stock, basic				$ 2,715
Weighted average number of shares of common stock outstanding (in shares)	70,809,221			30,126,704			60,718,998	28,417,450
Basic net income per share of common stock (in dollars per share)	$ (0.04)			$ 0.09			$ (0.13)	$ (0.65)
Less: Fair value adjustment income related to embedded Warrant Put Option				$ (135)
Net income attributable to shares of common stock, diluted				$ 1,909
Weighted average number of shares of common stock outstanding, diluted (in shares)	70,809,221			31,672,149			60,718,998	28,417,450
Diluted net income per share of common stock (in dollars per share)	$ (0.04)			$ 0.06			$ (0.13)	$ (0.65)
Series A Convertible Preferred Stock [Member]
Dilutive effect of Preferred Stock (in shares)				1,112,000
Series B-1 Convertible Preferred Stock [Member]
Dilutive effect of Preferred Stock (in shares)				433,000
Warrant [Member] | Deerfield Warrant [Member]
Less: Fair value adjustment income related to Warrant liability				$ (1,019)
Dilutive effect of Warrant (in shares)
Warrant [Member] | KVK Warrant Liability [Member]
Less: Fair value adjustment income related to Warrant liability